Deferred Revenue	6 Months Ended
Jun. 30, 2024
Deferred Revenue
Deferred Revenue

10. Deferred Revenue

Deferred revenue represents amounts that have been collected in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the consolidated statement of operations, reflect amounts not recognized through the deferred revenue process, and which have been determined to be insignificant. For the six months ended June 30, 2024 and 2023, the Company recognized $861,496 and $887,219 in revenue that was included in the prior year deferred revenue balance, respectively.

The change in deferred revenue was as follows for the periods indicated:

	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Deferred revenue, beginning of period	$1,214,096	$930,436
Billings	2,255,811	4,781,924
Revenue recognized (prior year deferred revenue)	(861,496)	(930,436)
Revenue recognized (current year deferred revenue)	(1,286,173)	(3,567,828)
Deferred revenue, end of period	$1,322,238	$1,214,096

The deferred revenue balance is short-term and included under current liabilities on the accompanying unaudited condensed consolidated balance sheet.